Loans and Allowance for Loan Losses - Nonaccrual loans (Details 5) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 2,264,053	$ 1,782,163
1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	994,855	1,339,487
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	932,578	208,297
Agricultural real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	122,841
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	22,438	37,939
Agricultural Business
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	120,698	133,823
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans excludes performing troubled debt restructurings	$ 70,643	$ 62,617